Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000237259 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Blue Chip ETF
Class Name	EA Bridgeway Blue Chip ETF
Trading Symbol	BBLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bblu/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bblu/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgewayetfs.com/bblu/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 355,021,767
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 241,898
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$355,021,767	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	38	Advisory Fees Paid	$241,898
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	27.5%
Financials	17.9%
Communication Services	13.7%
Health Care	13.2%
Consumer Staples	9.9%
Consumer Discretionary	9.9%
Energy	5.0%
Industrials	2.5%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
NVIDIA Corp.	3.8%
Apple, Inc.	3.4%
Eli Lilly & Co.	3.3%
Wells Fargo & Co.	3.3%
Microsoft Corp.	3.3%
Visa, Inc.	3.3%
Advanced Micro Devices, Inc.	3.1%
Exxon Mobil Corp.	2.5%

C000238839 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Omni Small-Cap Value ETF
Class Name	EA Bridgeway Omni Small-Cap Value ETF
Trading Symbol	BSVO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bsvo/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bsvo/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgewayetfs.com/bsvo/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 1,835,043,849
Holdings Count | holding	635
Advisory Fees Paid, Amount	$ 3,833,072
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,835,043,849	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	635	Advisory Fees Paid	$3,833,072
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	34.1%
Consumer Discretionary	15.5%
Energy	14.2%
Industrials	13.3%
Materials	5.9%
Health Care	4.5%
Consumer Staples	4.4%
Communication Services	4.1%
Information Technology	3.2%
Real Estate	0.4%
Utilities	0.1%
Investments Purchased with Proceeds from Securities Lending	7.5%
Cash and Cash Equivalents	(7.2)%

TOP 10 HOLDINGS (as a % of Net Assets)
Victoria's Secret & Co.	1.0%
Enova International, Inc.	0.9%
Sphere Entertainment Co.	0.8%
Viasat, Inc.	0.8%
Peabody Energy Corp.	0.8%
Dana, Inc.	0.8%
Tutor Perini Corp.	0.7%
LCI Industries	0.7%
Liberty Energy, Inc.	0.7%
Bread Financial Holdings, Inc.	0.7%